COMMITMENTS AND CONTINGENCIES (Narrative) (Details)		1 Months Ended		3 Months Ended				6 Months Ended	12 Months Ended
	Feb. 03, 2023 USD ($) shares	Jun. 21, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2023 USD ($) shares
Schedule Of Commitments And Contingencies [Line Items]
Loss contingency provision								$ 389,000		$ 1,032,000
Purchase price per share | $ / shares		$ 0.05
Issued Common Shares | shares				6,859				6,859		6,776	65,517
Issuance of common shares obligated | shares		3,000,000
Net loss				$ (44,556,000)	$ (3,905,000)	$ (24,672,000)	$ (7,630,000)			$ (52,629,000)	$ (21,361,000)
Comprehensive loss										300,000
Shared services and space commitment monthly payment									$ 45,000		36,000
Common stock value				0				$ 0		0	0
Potential liabilities	$ 5,000,000	$ 5,000,000
Termination Benefits [Member]
Schedule Of Commitments And Contingencies [Line Items]
Loss contingency provision								0		183,000
Comprehensive loss										200,000	400,000
Legal Disputes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Loss contingency provision								0
Issued Common Shares | shares			700,000
Net loss											$ 1,700,000
Company paid			$ 400,000
Additional Legal Disputes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Estimate of possible loss				3,000,000				3,000,000
Loss contingency provision								3,000,000		2,900,000
Issued Common Shares | shares												325,000
Comprehensive loss										100,000
Common stock value												$ 100,000
Indemnification receivables										$ 2,900,000
Gerardo Andres Garcia Mendez [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of shares to be issued pre-one-for three reverse stock split | shares		3,000,000
Purchase price per share | $ / shares		$ 0.05
Franchise Global Health Inc [Member]
Schedule Of Commitments And Contingencies [Line Items]
Maximum limit of indemnification agreement				$ 5,000,000				$ 5,000,000
Mr Starke [Member]
Schedule Of Commitments And Contingencies [Line Items]
Wrongfully transferred shares | shares	8,831,109
Value of damages sought	$ 3,900,000
Seeking damages	$ 3,900,000